Organization and Principal Activities (Details) - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries - VIE and Subsidiaries [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 16,775,802	$ 30,147,583
Total liabilities	12,336,610	11,110,127
Total revenue	18,286,074	24,761,112	$ 24,871,302
Net income(loss)	(14,053,844)	1,882,512	4,571,795
Net cash used in operating activities	(2,672,557)	4,365,662	(3,310,074)
Net cash used in investing activities	(680,272)	(589,351)
Net cash provided by financing activities	$ 683,277	$ (1,679,374)	$ 4,378,228